Accounts Receivable - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenue recognized in excess of billings on services contracts or unbilled accounts receivable	$ 125.0	$ 150.0
Unearned income deducted from accounts and notes receivable	10.5	4.4
Allowance for doubtful accounts	28.3	28.8
Provision (income) expense for doubtful accounts reported in selling, general and administrative expenses	$ (0.6)	$ (2.7)	$ (0.6)